Long-Term Debt and Bonds (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Bonds [Abstract]
Long-term Debt and Bonds
The amounts of long-term debt and bonds shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	Current	Non-current	December 31, 2024	Current	Non-current

Nordea Bank secured term loan	$12,500	$3,333	$9,167	$15,833	$3,333	$12,500
Alpha Bank secured term loans	28,700	4,200	24,500	31,850	4,200	27,650
Huican sale and lease back financing	44,545	2,538	42,007	-	-	-
Kenzan Kaiun sale and lease back financing	42,938	2,603	40,335	-	-	-
less unamortized deferred financing costs	(1,493)	(283)	(1,210)	(224)	(90)	(134)
Total debt, net of deferred financing costs	$127,190	$12,391	$114,799	$47,459	$7,443	$40,016

	December 31, 2025	Current	Non-current	December 31, 2024	Current	Non-current
Bonds, net of discounts	$97,000	$-	$97,000	$-	$-	$-
less unamortized deferred financing costs	(1,858)	-	(1,858)	-	-	-
Total bond, net of deferred financing costs	$95,142	$-	$95,142	$-	$-	$-

Maturities of Debt Facilities
As at December 31, 2025, the maturities of the drawn portions of the debt facilities (bank loans, sale and lease back financing and the bond financing), as described above, are as follows:

Principal Repayment
Year 1	$12,675
Year 2	12,675
Year 3	15,175
Year 4	109,341
Year 5 and thereafter	78,817
Total	$228,683